Transition to IFRS 9 - Summary of Measurement Categories and Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 and IFRS 9 (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transition to IFRS 9 [line items]
Re-classifications	£ (49)
Re-measurement	211	£ (211)
Ending balance before re-presentation	314,505
Beginning balance	314,505	£ 283,372	£ 314,765	£ 302,511
IFRS 9 [member] | Other financial assets at amortised cost [member]
Transition to IFRS 9 [line items]
Re-presentation	7,776
Beginning balance	7,776
IFRS 9 [member] | Financial assets at FVOCI [member]
Transition to IFRS 9 [line items]
Re-presentation	8,942
Beginning balance	8,942
IFRS 9 [member] | Cash and Balances at Central Banks [member] | Amortised cost [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	32,771
Beginning balance	32,771
IFRS 9 [member] | Trading Assets [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	30,555
Re-presentation	(19)
Beginning balance	30,536
IFRS 9 [member] | Trading Assets [member] | FVOCI [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	19
Re-presentation	(19)
IFRS 9 [member] | Trading Assets [member] | FVTPL (Mandatory) [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	30,536
Beginning balance	30,536
IFRS 9 [member] | Derivative Financial Instruments [member] | FVTPL (Mandatory) [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	19,942
Beginning balance	19,942
IFRS 9 [member] | Financial assets designated at fair value [member]
Transition to IFRS 9 [line items]
Re-classifications	(45)
Ending balance before re-presentation	2,051
Re-presentation	204
Beginning balance	2,255
IFRS 9 [member] | Financial assets designated at fair value [member] | Amortised cost [member]
Transition to IFRS 9 [line items]
Re-classifications	(45)
Ending balance before re-presentation	977
Re-presentation	(977)
IFRS 9 [member] | Financial assets designated at fair value [member] | FVTPL (Mandatory) [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	238
Re-presentation	1,181
Beginning balance	1,419
IFRS 9 [member] | Financial assets designated at fair value [member] | FVTPL (Designated) [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	836
Beginning balance	836
IFRS 9 [member] | Loans and Advances to Customers [member]
Transition to IFRS 9 [line items]
Re-classifications	(1)
Re-measurement	(211)
Ending balance before re-presentation	199,128
Re-presentation	706
Beginning balance	199,834
IFRS 9 [member] | Loans and Advances to Customers [member] | FVOCI [member]
Transition to IFRS 9 [line items]
Re-classifications	(1)
Ending balance before re-presentation	180
Re-presentation	(180)
IFRS 9 [member] | Loans and Advances to Customers [member] | Amortised cost [member]
Transition to IFRS 9 [line items]
Re-measurement	(211)
Ending balance before re-presentation	198,857
Re-presentation	977
Beginning balance	199,834
IFRS 9 [member] | Loans and Advances to Customers [member] | FVTPL (Mandatory) [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	91
Re-presentation	(91)
IFRS 9 [member] | Loans and advances to banks [member] | Amortised cost [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	3,463
Beginning balance	3,463
IFRS 9 [member] | Reverse repurchase agreements - non-trading [member] | Amortised cost [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	2,614
Beginning balance	2,614
IFRS 9 [member] | Financial investments [member]
Transition to IFRS 9 [line items]
Re-classifications	(2)
Ending balance before re-presentation	17,609
Re-presentation	(17,609)
IFRS 9 [member] | Financial investments [member] | FVOCI [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	8,743
Re-presentation	(8,743)
IFRS 9 [member] | Financial investments [member] | Amortised cost [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	1,198
Re-presentation	(1,198)
IFRS 9 [member] | Financial investments [member] | FVTPL (Mandatory) [member]
Transition to IFRS 9 [line items]
Re-classifications	(2)
Ending balance before re-presentation	980
Re-presentation	(980)
IFRS 9 [member] | Financial investments [member] | FVTPL (Mandatory)1 [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	29
Re-presentation	(29)
IFRS 9 [member] | Financial investments [member] | Amortised cost1 [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	6,578
Re-presentation	(6,578)
IFRS 9 [member] | Financial investments [member] | FVTPL (Mandatory)2 [member]
Transition to IFRS 9 [line items]
Ending balance before re-presentation	81
Re-presentation	(81)
IFRS 9 [member] | Other Assets [member]
Transition to IFRS 9 [line items]
Re-classifications	(1)
Ending balance before re-presentation	6,372
Beginning balance	6,372
IAS 39 [member] | Cash and Balances at Central Banks [member] | Loans and receivable securities [member]
Transition to IFRS 9 [line items]
Beginning balance	32,771
IAS 39 [member] | Trading Assets [member]
Transition to IFRS 9 [line items]
Beginning balance	30,555
IAS 39 [member] | Trading Assets [member] | FVOCI [member]
Transition to IFRS 9 [line items]
Beginning balance	19
IAS 39 [member] | Trading Assets [member] | FVTPL [member]
Transition to IFRS 9 [line items]
Beginning balance	30,536
IAS 39 [member] | Derivative Financial Instruments [member] | FVTPL (Trading) [member]
Transition to IFRS 9 [line items]
Beginning balance	19,942
IAS 39 [member] | Loans and Advances to Customers [member]
Transition to IFRS 9 [line items]
Beginning balance	199,340
IAS 39 [member] | Loans and Advances to Customers [member] | Loans and receivable securities [member]
Transition to IFRS 9 [line items]
Beginning balance	199,068
IAS 39 [member] | Loans and Advances to Customers [member] | Loans and receivable securities1 [member]
Transition to IFRS 9 [line items]
Beginning balance	181
IAS 39 [member] | Loans and Advances to Customers [member] | Loans and receivable securities2 [member]
Transition to IFRS 9 [line items]
Beginning balance	91
IAS 39 [member] | Loans and advances to banks [member] | Loans and receivable securities [member]
Transition to IFRS 9 [line items]
Beginning balance	3,463
IAS 39 [member] | Reverse repurchase agreements - non-trading [member] | Loans and receivable securities [member]
Transition to IFRS 9 [line items]
Beginning balance	2,614
IAS 39 [member] | Financial investments [member]
Transition to IFRS 9 [line items]
Beginning balance	17,611
IAS 39 [member] | Financial investments [member] | Loans and receivable securities [member]
Transition to IFRS 9 [line items]
Beginning balance	1,198
IAS 39 [member] | Financial investments [member] | Loans and receivable securities1 [member]
Transition to IFRS 9 [line items]
Beginning balance	982
IAS 39 [member] | Financial investments [member] | Available for sale financial assets [member]
Transition to IFRS 9 [line items]
Beginning balance	8,743
IAS 39 [member] | Financial investments [member] | Available for sale financial assets1 [member]
Transition to IFRS 9 [line items]
Beginning balance	29
IAS 39 [member] | Financial investments [member] | Held to maturity investments [member]
Transition to IFRS 9 [line items]
Beginning balance	6,578
IAS 39 [member] | Financial investments [member] | Available for sale financial assets2 [member]
Transition to IFRS 9 [line items]
Beginning balance	81
IAS 39 [member] | Other Assets [member]
Transition to IFRS 9 [line items]
Beginning balance	6,373
IAS 39 [member] | Other financial assets designated at fair value through profit or loss [member]
Transition to IFRS 9 [line items]
Beginning balance	2,096
IAS 39 [member] | Other financial assets designated at fair value through profit or loss [member] | FVTPL (Designated) [member]
Transition to IFRS 9 [line items]
Beginning balance	1,022
IAS 39 [member] | Other financial assets designated at fair value through profit or loss [member] | FVTPL1 (Designated) [member]
Transition to IFRS 9 [line items]
Beginning balance	836
IAS 39 [member] | Other financial assets designated at fair value through profit or loss [member] | FVTPL2 (Designated) [member]
Transition to IFRS 9 [line items]
Beginning balance	£ 238